Warrant Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Warrant Liabilities
18.
Warrant Liabilities

In connection with the Merger, the Company assumed 7,066,668 EGA public warrants issued by EGA and 4,333,333 EGA private placement warrants issued by EGA which were outstanding at December 31, 2023.

Each such Warrant is exercisable at an exercise price of $11.50 for one share of flyExclusive Class A Common Stock, subject to adjustments. The Warrants may be exercised for a whole number of shares of the Company. No fractional shares will be issued upon exercise of the Warrants. The Warrants will expire on December 27, 2028, or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the EGA Sponsor or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company may redeem the Public Warrants:

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in whole and not in part;
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at a price of $0.01 per warrant;
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upon not less than 30 days’ prior written notice of redemption (the“30-day redemption period”) to each warrant holder; and
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if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement. The exercise price and number of the common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, consolidation, combination, reverse stock split, or reclassification.

In connection with the securities purchase agreement, on March 4, 2024 (the "Effective Date"), the Company issued to EnTrust Emerald (Cayman) LP the Series A Penny Warrants. The Series A Penny Warrants grant the holder the right to purchase shares of Common Stock in an aggregate amount equal to one and one-half (1½) percent of the outstanding Class A Common Stock on a fully diluted basis (the “Share Count Cap”), calculated in accordance with the terms of the Warrant Agreement, at an exercise price of $0.01 per share. The Series A Penny Warrants are exercisable beginning on the second anniversary of the Effective Date (as defined in the warrant agreement that governs the Series A Penny Warrants) as to 50% of the Share Count Cap and, beginning on the third anniversary, as to 100% of the Share Count Cap, in each case, in accordance with the terms of the Series A Penny Warrants. The Series A Penny Warrants expire on the fifth anniversary of the Effective Date and may not be exercised for a number of shares of Class A Common Stock having an aggregate value in excess of $11,250, calculated in accordance with the terms of the Series A Penny Warrants.

The Warrants are classified as derivative liabilities because they do not meet the criteria in ASC 815-40 to be considered indexed to the entity’s own stock as the warrants could be settled for an amount that is not equal to the difference between the fair value of a fixed number of the entity’s shares and a fixed monetary amount. The Warrants are measured at fair value both on the date of issuance and on subsequent accounting period ending dates, with all changes in fair value after the issuance date recorded in the consolidated statements of operations and comprehensive loss as a gain or loss. (see Note 5 "Fair Value Measurements" for additional information regarding fair value).

On March 4, 2024, the Company recorded a warrant liability of $3,746 based on the fair value of the Series A Penny Warrants issued as of the Closing Date of the Series A Preferred Issuance (see Note 24 "Stockholders’ Equity / Members' Deficit and Noncontrolling Interests" for additional information regarding the Series A Preferred issuance).

On January 3, 2024, 925,000 Public Warrants were exchanged for 203,500 shares of flyExclusive Class A Common Stock. On February 27, 2024, the remaining 336,124 Public Warrants subject to the Warrant Exchange Agreements were exchanged, for 73,947 shares of flyExclusive Class A Common Stock.

During 2024, holders of Public Warrants exercised 3,283,941 warrants on a cashless basis, in accordance with the terms of the Public Warrants, resulting in an issuance of 974,610 shares of flyExclusive Class A Common Stock for the year ended December 31, 2024. As of December 31, 2024, there were 4,333,333 Private Placement Warrants and 2,519,869 Public Warrants outstanding in addition to the Penny Warrants.

For the year ended December 31, 2024, the Company remeasured the fair value of the Warrants and recorded a loss on the change in the fair value of $1,467. The loss was recorded to Other income (expense), on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024. As of December 31, 2024, and December 31, 2023, the consolidated balance sheets contained warrant liabilities of $3,014 and $2,508, respectively.